Stockholders Equity (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation expense	$ 8	$ 21	$ 15	$ 16
Options exercised or cash settled amount		$ 41
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for grant		7,500,000
Shares issued		0
Additional cost for additional shares authorized		$ 5